FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placements (Details) - ARS ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
External credit grades [Abstract]
Cash and cash equivalents		$ 2,652,803	$ 1,555,089	$ 872,537	$ 789,420
Mutual Funds [Member] | AA Rating [Member]
External credit grades [Abstract]
Cash and cash equivalents		899,570
Mutual Funds [Member] | A Rating [Member]
External credit grades [Abstract]
Cash and cash equivalents		183,315
Mutual Funds [Member] | BBB Rating [Member]
External credit grades [Abstract]
Cash and cash equivalents		75,817
Mutual Funds [Member] | AA- Rating [Member]
External credit grades [Abstract]
Cash and cash equivalents		143,531
Mutual Funds [Member] | B Rating [Member]
External credit grades [Abstract]
Cash and cash equivalents		25,741
Public Bonds [Member] | B Rating [Member]
External credit grades [Abstract]
Cash and cash equivalents	[1]	$ 1,586,447

[1]	Includes BONAR 2020, Letes and Lebacs